Net fee and commission income (Tables)	12 Months Ended
Dec. 31, 2024
Fee and commission income [abstract]
Schedule of net fee and commission income

Net fee and commission income
in EUR million	2024	2023	2022
Fee and commission income
Payment Services	2,219	2,062	1,888
Securities business	734	584	632
Insurance and other broking	594	529	682
Portfolio management	699	625	600
Lending business	650	602	556
Financial guarantees and other commitments	454	459	496
Other fee and commission income	255	248	232
Total fee and commission income	5,604	5,109	5,085

Fee and commission expenses
Payment Services	756	704	600
Securities business	147	128	160
Distribution of products	475	480	555
Other fee and commission expenses	218	202	184
Total fee and commission expenses	1,596	1,514	1,499

Net fee and commission income	4,008	3,595	3,586